Schedule III Real Estate and Accumulated Depreciation - Schedule of Real Estate Owned (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		$ 552,074
Initial cost to Company		792,034
Cost capitalized subsequent to acquisition		75,275
Gross Amount at which carried at close of period	$ 912,534	867,309	$ 898,729
Accumulated Depreciation	$ (101,933)	(131,779)	$ (61,758)
Residential, Dallas, Texas
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost to Company		9,149
Cost capitalized subsequent to acquisition		3,425
Gross Amount at which carried at close of period		12,574
Accumulated Depreciation		(3,967)
Date of Construction	1980
Date Acquired	Jun. 04, 2014
Residential, Fort Worth, Texas
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		19,264
Initial cost to Company		31,856
Cost capitalized subsequent to acquisition		5,058
Gross Amount at which carried at close of period		36,914
Accumulated Depreciation		(7,276)
Date of Construction	1989
Date Acquired	Mar. 30, 2015
Residential, Chapel Hill, North Carolina
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		42,650
Initial cost to Company		45,653
Cost capitalized subsequent to acquisition		7,384
Gross Amount at which carried at close of period		53,037
Accumulated Depreciation		(10,819)
Date of Construction	1990
Date Acquired	May 19, 2015
Residential, Homewood, Alabama
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		19,629
Initial cost to Company		30,003
Cost capitalized subsequent to acquisition		7,106
Gross Amount at which carried at close of period		37,109
Accumulated Depreciation		(7,271)
Date of Construction	1968
Date Acquired	Aug. 21, 2015
Residential, Dallas, Texas, Property 2
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		33,210
Initial cost to Company		20,667
Cost capitalized subsequent to acquisition		3,291
Gross Amount at which carried at close of period		23,958
Accumulated Depreciation		(4,821)
Date of Construction	1979
Date Acquired	Aug. 27, 2015
Residential, Atlanta, Georgia, Property 2
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		23,737
Initial cost to Company		40,194
Cost capitalized subsequent to acquisition		5,218
Gross Amount at which carried at close of period		45,412
Accumulated Depreciation		(8,132)
Date of Construction	1995
Date Acquired	Sep. 24, 2015
Residential, Portland, Oregon
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		19,958
Initial cost to Company		32,130
Cost capitalized subsequent to acquisition		3,441
Gross Amount at which carried at close of period		35,571
Accumulated Depreciation		(5,830)
Date of Construction	2004
Date Acquired	Oct. 29, 2015
Residential, Naperville, Illinois
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		47,845
Initial cost to Company		66,213
Cost capitalized subsequent to acquisition		5,967
Gross Amount at which carried at close of period		72,180
Accumulated Depreciation		(11,432)
Date of Construction	1991
Date Acquired	Dec. 18, 2015
Residential, Boulder, Colorado
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		36,913
Initial cost to Company		64,181
Cost capitalized subsequent to acquisition		4,330
Gross Amount at which carried at close of period		68,511
Accumulated Depreciation		(8,629)
Date of Construction	1997
Date Acquired	Dec. 18, 2015
Residential, Centennial, Colorado
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		39,782
Initial cost to Company		59,059
Cost capitalized subsequent to acquisition		6,036
Gross Amount at which carried at close of period		65,095
Accumulated Depreciation		(9,959)
Date of Construction	1984
Date Acquired	Jan. 22, 2016
Residential, Austin, Texas
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		26,241
Initial cost to Company		55,466
Cost capitalized subsequent to acquisition		6,776
Gross Amount at which carried at close of period		62,242
Accumulated Depreciation		(10,478)
Date of Construction	2001
Date Acquired	Mar. 23, 2016
Residential, Portland, Oregon, Property 2
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		51,833
Initial cost to Company		80,155
Cost capitalized subsequent to acquisition		5,741
Gross Amount at which carried at close of period		85,896
Accumulated Depreciation		(11,711)
Date of Construction	1985
Date Acquired	May 17, 2016
Residential, Irving, Texas
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		45,700
Initial cost to Company		68,454
Cost capitalized subsequent to acquisition		7,796
Gross Amount at which carried at close of period		76,250
Accumulated Depreciation		(11,192)
Date of Construction	1991
Date Acquired	Jun. 28, 2016
Residential, Buffalo Grove, Illinois
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		37,222
Initial cost to Company		47,817
Cost capitalized subsequent to acquisition		575
Gross Amount at which carried at close of period		48,392
Accumulated Depreciation		(5,474)
Date of Construction	1986
Date Acquired	Dec. 22, 2016
Residential, Burnsville, Minnesota
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		37,744
Initial cost to Company		49,775
Cost capitalized subsequent to acquisition		1,459
Gross Amount at which carried at close of period		51,234
Accumulated Depreciation		(6,298)
Date of Construction	1984
Date Acquired	Dec. 23, 2016
Residential, Glendale, Arizona
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		40,402
Initial cost to Company		54,057
Cost capitalized subsequent to acquisition		1,012
Gross Amount at which carried at close of period		55,069
Accumulated Depreciation		(5,634)
Date of Construction	1998
Date Acquired	Apr. 04, 2017
Residential, Lombard, Illinois
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		29,944
Initial cost to Company		37,205
Cost capitalized subsequent to acquisition		660
Gross Amount at which carried at close of period		37,865
Accumulated Depreciation		$ (2,856)
Date of Construction	1989
Date Acquired	Oct. 31, 2017